Sale of Common Stock (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Sale Of Common Stock Details Narrative
Proceeds from sale of common stock	$ 19,500
Stock subscriptions received	$ 19,500